Taxation - Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets [Abstract]
Pensions and stock options	$ 4,000,000
Provisions	28,000,000
Net operating losses carried forward	263,000,000
Other	0
Gross deferred tax assets	295,000,000
Valuation allowance	(254,000,000)
Deferred tax assets, net of valuation allowance	41,000,000
Deferred Tax Liability [Abstract]
Property, plant and equipment	49,000,000
Unremitted Earnings of Subsidiaries	27,000,000	$ 37,000,000
Intangibles	34,000,000	0
Gross deferred tax liabilities	110,000,000
Net deferred tax (liability)/asset	$ (69,000,000)
Predecessor
Deferred Tax Assets [Abstract]
Pensions and stock options		4,000,000
Provisions		49,000,000
Net operating losses carried forward		255,000,000
Other		0
Gross deferred tax assets		308,000,000
Valuation allowance		(230,000,000)
Deferred tax assets, net of valuation allowance		78,000,000
Deferred Tax Liability [Abstract]
Property, plant and equipment		138,000,000
Unremitted Earnings of Subsidiaries		37,000,000
Gross deferred tax liabilities		175,000,000
Net deferred tax (liability)/asset		$ (97,000,000)